SUPPLEMENT DATED MARCH 31, 2008 TO THE PROSPECTUS DATED JULY 31, 2007,
                         AS REVISED ON SEPTEMBER 7, 2007

                    OLD MUTUAL EMERGING MANAGERS FUND, L.L.C.
                                  (the "Fund")


         Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus:

         On March 14, 2008, Scott Powers, President and CEO of Old Mutual (US) Holdings Inc., was elected by the Fund's Board of Managers to replace Kevin Hunt as Chief Executive Officer, President and Principal Manager of the Fund. As a result, the Fund's Prospectus is revised as follows:

         The information contained in the section "Management of the Fund" concerning Mr. Hunt is replaced with the below, which reflects information as of March 14, 2008:


-------------------------------- --------------------- ---------------------------------- ------------------ -----------------------

NAME, AGE, AND POSITION          TERM OF               PRINCIPAL OCCUPATION               NUMBER OF          OTHER
WITH THE FUND                    OFFICE AND            DURING PAST 5 YEARS                FUNDS IN           DIRECTORSHIPS HELD
                                 LENGTH OF TIME                                           FUND  SERVED       BY MANAGERS
                                                                                          COMPLEX
                                                                                          OVERSEEN BY
                                                                                          MANAGER
------------------------------------------------------------------------------------------------------------------------------------

                                                          INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------

Scott F. Powers**                Indefinite/Since      President,  Director  and  CEO of          6          None
                                 March 2008            Old Mutual  (US)  Holdings  Inc.,
Year of Birth: 1959                                    2001- present.

Manager, President and Chief
Executive Officer
-------------------------------- --------------------- ---------------------------------- ------------------ -----------------------

**Mr. Powers is a Manager who may be deemed an "interested person" of the Fund, as that term is defined by the 1940 Act, because he is the Principal Executive
Officer of the Fund and he is an officer of an affiliate of the Adviser.


                                                          INTERESTED MANAGER

                                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                           SECURITIES OF ALL REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY MANAGER IN
                                                     DOLLAR RANGE OF EQUITY                             FAMILY OF
         NAME OF MANAGER                             SECURITIES OF THE FUND                        INVESTMENT COMPANIES**
         ---------------                             ----------------------                        --------------------
         Scott F. Powers                                       None                                          None

**The family of registered investment companies includes the Fund, the Master Fund, Old Mutual Absolute Return Master Fund, L.L.C.,
Old Mutual Absolute Return Fund, L.L.C., Old Mutual Emerging Managers Institutional Fund, L.L.C. and Old Mutual Absolute Return
Institutional Fund, L.L.C.


         In addition, Mr. Powers will replace Mr. Hunt as the Tax Matters Partner of the Fund.
